Income Tax (Benefit) Provision Calculated at the Statutory U.S. Federal Income Tax Rate and the Actual Income Tax (Benefit) Provision Recorded (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory federal income tax benefit - continuing operations	$ (4)	$ (56)	$ (82)
Adjustment for nontaxable (income) loss of Host Inc. - continuing operations	(6)	25	42
State income tax provision, net	(1)	(5)	(3)
Uncertain tax positions benefit			(7)
Foreign income tax provision	10	5	11
Income tax (benefit) - continuing operations	$ (1)	$ (31)	$ (39)